Capital and funding - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of ordinary shares held by other group companies in connection with share-based compensation plans	1,382,155	12,419,009
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares acquired		3,754,000
Number of shares transferred To employee share ownership trust	4,523,367
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		1,460,714,804
Unilever N.V. [member] | New York Registry Share [Member]
Disclosure of classes of share capital [line items]
Number of shares transferred To employee share ownership trust	892,155
Unilever PLC [member]
Disclosure of classes of share capital [line items]
Number of shares held by employee share ownership trust	5,884,511
Nominal dividend paid on the deferred stock of PLC	6.00%
Number of treasury shares held	7,266,666
Unilever PLC [member] | Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued	2,629,243,772	1,168,530,650
Unilever PLC [member] | American Depository Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares transferred To employee share ownership trust	468,989
Unilever PLC [member] | Shares Issued to NV Shareholders [member]
Disclosure of classes of share capital [line items]
Number of shares issued	1,460,713,122